SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property, equipment, and intangible assets, net (Details)	12 Months Ended
Dec. 31, 2019
Electronic Equipment
Property, equipment, and intangible assets, net
Useful life (in years)	3 years
Office Equipment
Property, equipment, and intangible assets, net
Useful life (in years)	5 years
Software
Property, equipment, and intangible assets, net
Useful life (in years)	5 years